Formation transactions and Initial Public Offering (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 12, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Formation Transactions and Initial Public Offering [Line Items]
Net proceeds from IPO		$ 0	$ 203,467	$ 0
IPO [Member]
Formation Transactions and Initial Public Offering [Line Items]
Gross proceeds from IPO	$ 220,800
Underwriters’ discounts, structuring fees and incremental direct IPO expenses	(17,333)
Net proceeds from IPO	203,467
Loan of initial public offering proceeds to Höegh LNG for demand note	(140,000)
Cash distribution of initial public offering proceeds to Höegh LNG	(43,467)
Cash retained for general partnership purposes	$ 20,000